MS  P- 3
                        SUPPLEMENT DATED JANUARY 1, 2007
                       TO THE PROSPECTUS DATED MAY 1, 2006 OF

                        FRANKLIN MUTUAL SERIES FUND INC.
        (Mutual Beacon Fund, Mutual Discovery Fund, Mutual European Fund Mutual Financial Services Fund, Mutual Qualified Fund, Mutual Shares Fund)

The prospectus is amended as follows:
Under the "Management" section, the list of names beginning on page 48 is updated as follows:

MUTUAL BEACON FUND
Michael J. Embler, Portfolio Manager
Christian Correa, Assistant Portfolio Manager

MUTUAL DISCOVERY FUND
Anne E. Gudefin,  Co- Portfolio Manager
Charles M. Lahr,  Co- Portfolio Manager
Mandana Hormozi, Assistant Portfolio Manager

MUTUAL EUROPEAN FUND
Philippe  Brugere- Trelat, Portfolio Manager
Katrina Dudley, Assistant Portfolio Manager

MUTUAL FINANCIAL SERVICES FUND
Charles M. Lahr, Portfolio Manager

MUTUAL SHARES FUND
Peter A. Langerman,  Co- Portfolio Manager
F. David Segal,  Co- Portfolio Manager
Deborah A. Turner, Assistant Portfolio Manager

MUTUAL QUALIFIED FUND
Anne E. Gudefin, Portfolio Manager
Shawn M. Tumulty, Assistant Portfolio Manager

CHRISTIAN CORREA, PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Mr. Correa has been a portfolio manager for the Mutual Beacon Fund since January 2007. He has been an analyst for Franklin Mutual since 2003, when he joined Franklin Templeton Investments. Previously, he covered U.S. risk arbitrage and special situations at Lehman Brothers Holdings Inc.

KATRINA DUDLEY, PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Ms. Dudley has been a portfolio manager for Mutual European Fund since January 2007. She joined Franklin Templeton Investments in 2002. Previously, she was an investment analyst at Federated Investors, Inc. and she was a senior manager in the corporate finance division of Ernst & Young LLP.

MICHAEL J. EMBLER, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF FRANKLIN MUTUAL
Mr. Embler has been a member of the management team of the Funds since 2001, when he joined Franklin Templeton Investments. He assumed the duties of portfolio manager of the Mutual Beacon Fund in 2005.

ANNE E. GUDEFIN, CFA, PORTFOLIO MANAGER OF FTIML
Ms. Gudefin has been a member of the management team of the Funds since 2000, when she joined Franklin Templeton Investments. She has been a portfolio manager for Mutual Qualified Fund since 2002, and a portfolio manager for Mutual Discovery Fund since 2005.

MANDANA HORMOZI, PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Ms. Hormozi has been a portfolio manager for Mutual Discovery Fund since January 2007. She joined Franklin Templeton Investments in 2003. Previously, she was a senior vice president in the equity research department at Lazard Freres. Also, she was an economic research analyst at Mitsubishi Bank.

CHARLES M. LAHR, PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Mr. Lahr has been a portfolio  manager for Mutual Financial  Services Fund since
2004. He has been a portfolio manager of Mutual Discovery Fund since January, 2007. He joined Franklin Templeton Investments in 2003. Previously, he was a senior analyst for the State of Wisconsin Investment Board and also worked for U.S. Bancorp and the Principal Financial Group.

PETER A. LANGERMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF FRANKLIN MUTUAL
Mr. Langerman rejoined Franklin Templeton Investments in 2005 and assumed the duties of portfolio manager of the Mutual Shares Fund in 2005. He joined Franklin Templeton in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and member of the management team of the Funds, including Mutual Shares Fund, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Between 1986 and 1996, he was employed at Heine Securities Corporation, the Funds' former manager.

F. DAVID SEGAL CFA, PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Mr. Segal has been a portfolio manager for Mutual Shares Fund since 2005. He joined Franklin Templeton Investments in 2002. Previously, he was an analyst in the Structured Finance Group of MetLife for the period 1999- 2002.

PHILIPPE BRUGERE- TRELAT, VICE PRESIDENT OF FRANKLIN MUTUAL
Mr. Brugere- Trelat has been a portfolio manager of the Mutual European Fund since 2004 and assumed the duties of lead portfolio manager in 2005. He has been a member of the management team of the Funds since 2004, when he rejoined
Franklin Templeton Investments. Previously, he was president and portfolio manager of Eurovest. Between 1984 and 1994, he was employed at Heine Securities Corporation, the Funds' former manager.

SHAWN M. TUMULTY, VICE PRESIDENT OF FRANKLIN MUTUAL
Mr. Tumulty has been a portfolio manager for Mutual Qualified Fund since 2003. He joined Franklin Templeton Investments in 2000. Prior to joining Franklin
Templeton Investments, he was an analyst and portfolio manager at Hamilton Partners Limited.

DEBORAH A. TURNER, CFA, PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Ms. Turner has been a portfolio manager for Mutual Shares Fund since 2001. She joined Franklin Templeton Investments in 1996. Between 1993 and 1996, she was employed at Heine Securities Corporation, the Funds' former manager.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE










MS SA-1
                        SUPPLEMENT DATED JANUARY 1, 2007
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006 OF

                        FRANKLIN MUTUAL SERIES FUND INC.
                   (MUTUAL BEACON FUND, MUTUAL DISCOVERY FUND,
              MUTUAL EUROPEAN FUND, MUTUAL FINANCIAL SERVICES FUND,
                  MUTUAL SHARES FUND AND MUTUAL QUALIFIED FUND)

The statement of additional information is amended as follows:

I. The following information as of November 30, 2006, is added to the table under "Management and Other Services Portfolio Managers" on page 30:


                            ASSETS OF             ASSETS
                            OTHER      NUMBER     OF
                 NUMBER OF  REGISTERED OF         OTHER                ASSETS OF
                 OTHER      INVESTMENT OTHER      POOLED      NUMBER   OTHER
                 REGISTERED COMPANIES  POOLED     INVESTMENT  OF       ACCOUNTS
                 INVESTMENT MANAGED    INVESTMENT VEHILCES    OTHER    MANAGED
                 COMPANIES  (X $1      VEHICLES   MANAGED (X  ACCOUNTS (X $1
NAME             MANAGED    MILLION)   MANAGED    $1 MILLION) MANAGED  MILLION)
--------------------------------------------------------------------------------
 Christian          1       319.2      1          39.0        0        N/A
 Correa(13,16)
 Katrina            0       N/A        0          N/A         0        N/A
 Dudley1(4)
 Mandana            0       N/A        0          N/A         0        N/A
 Hormozi(15)

 13. Portfolio manager of Mutual Beacon Fund.
 14. Portfolio manager of Mutual European Fund.
 15. Portfolio manager of Mutual Discovery Fund.
 16. The other registered investment company and the pooled investment company for which Mr. Correa serves as a portfolio manager, pays Franklin Mutual, as investment adviser, an investment advisory fee that is based in part on such investment company's performance.

II. The following information as of November 30, 2006, is added to the table under "Management and Other Services Portfolio Managers - Ownership of Fund shares" on page 32:
                                                          DOLLAR RANGE OF
                                                          FUND SHARES
 FUND                          PORTFOLIO MANAGER          BENEFICIALLY OWNED
--------------------------------------------------------------------------------
 Mutual Beacon ............... Christian Correa           $50,001-$100,000
 Mutual Discovery ............ Mandana Hormozi            $100,001-$500,000
 Mutual European ............. Katrina Dudley             $100,001-$500,000

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.